Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 2,036,152	¥ 1,256,218	¥ 594,035
Deferred revenue	57,000	9,168
Impairment of property, plant and equipment	21,802	11,878
Government grants	43,145	11,579
Impairment of inventory	11,233	27,341
Advertising expenses in excess of deduction limit	180	65	31,562
Accruals and others	45,439	24,695	32,494
Valuation allowance	(2,214,951)	¥ (1,340,944)	¥ (658,091)	¥ (117,684)
Total deferred tax assets, net	¥ 0